LOANS AND BORROWINGS - Narrative (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 03, 2016 USD ($) agreement	Oct. 29, 2007 USD ($)
General loans [member]
Disclosure of detailed information about borrowings [line items]
Bank loans guaranteed by the Company	$ 0	$ 650,000,000
Shareholder loans of the Group	$ 694,000,000	$ 694,000,000
Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate loan amount under commercial loan agreements				$ 884,000,000
Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Aggregate maximum cap under the subject loan agreement				$ 135,163,308.28
Third LNG process train of Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Aggregate loan amount under commercial loan agreements			$ 2,145,000,000
Number of commercial loan agreements | agreement			2
Third LNG process train of Tangguh LNG Project [member] | Mizuho Corporate Bank, Ltd. [member] | Maximum [member]
Disclosure of detailed information about borrowings [line items]
Aggregate maximum cap under the subject loan agreement			$ 573,000,000